Intangible Assets - Computer Software, Net - Estimated Future Amortization Expense (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Licensed computer software
Computer software
2019	$ 71,418
2020	61,558
2021	50,675
2022	40,318
2023	32,819
Software development costs
Computer software
2019	23,345
2020	19,125
2021	14,078
2022	8,959
2023	6,292
Technology
Computer software
2019	35,333
2020	29,674
2021	13,140
2022	9,540
2023	$ 575